Shareholder Report, Holdings (Details) - Bretton Fund	Jun. 30, 2024
Financials
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.06%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.06%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.51%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.76%
Cash Equivalents and Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Alphabet Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	11.08%
The Progressive Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.35%
AutoZone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.28%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.06%
American Express Company
Holdings [Line Items]
Percent of Net Asset Value	5.67%
NVR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.55%
The TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Ross Stores Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.34%
Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.31%
UnitedHealth Group Incorporated
Holdings [Line Items]
Percent of Net Asset Value	5.29%